Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Measuring inventories [Abstract]
Inventory write-downs	€ (17,624)	€ (25,075)	€ (29,600)	€ (43,064)	€ (20,799)